Loan Receivables	12 Months Ended
Dec. 31, 2024
Loan Receivables [Abstract]
Loan receivables

Note 6 – Loan receivables

Loan receivables consist of the following:

	December 31, 2024	December 31, 2023
Loan receivables
Lending – non-interest-bearing[1]	$1,022,107	$-
Total Loan receivables	$1,022,107	$-

1.	On September 26, 2024, the Company entered into a 12-months term loan with third parties for the amounts of $1,022,107 with no interest. As of the date of this report, the Company has fully collected the loan receivables of $1,022,107.